INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of (Loss) Income before Income Taxes
For financial reporting purposes, loss before income taxes includes the following components:

	Years Ended December 31,
	2020	2019	2018
Canada	$(514)	$(578)	$5,934
United States	(45,834)	(42,578)	(42,461)
Foreign	(10,247)	26,382	9,686

Loss before income taxes	$(56,595)	$(16,774)	$(26,841)

Components of Income Tax Expense
Income tax expense (benefit) includes income and withholding taxes incurred in the following jurisdictions:

	Years Ended December 31,
	2020	2019	2018
Current:
Canada	$—	$—	$—
United States	275	125	350
Foreign	7,520	23,734	7,148

	7,795	23,859	7,498

Deferred:
Canada	$—	$—	$—
United States	—	—	—
Foreign	15,297	(64,655)	(2,609)

	15,297	(64,655)	(2,609)

Total income tax expense (benefit)	$23,092	$(40,796)	$4,889

Schedule of Effective Income Tax Reconciliation
The reconciliation between income tax expense (benefit) from continuing operations and the income tax expense (benefit) that results from applying the Canadian federal statutory rate of 25% to consolidated pre-tax
earnings is as follows:

	Years Ended December 31,
	2020	2019	2018
Income tax benefit at Canadian federal rate	$(14,149)	$(4,194)	$(6,710)
Earnings attributable to non-tax paying entities	3,650	3,502	3,815
Foreign rate differential	2,032	1,878	714
Change in valuation allowance	24,336	(45,037)	19,398
Effect of intercompany asset transfer	—	—	(23,484)
Impact of tax law changes	—	—	7,237
Foreign withholding tax incurred	3,377	1,316	2,259
Withholding taxes on unrepatriated foreign earnings	(6,149)	(2,281)	(1,212)
Inflation adjustment	(1,285)	(1,824)	(2,235)
Permanent adjustments	2,959	3,322	503
Foreign exchange translation	—	30	2,668
Other - net	8,321	2,492	1,936

Total	$23,092	$(40,796)	$4,889

Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows:

	December 31, 2020	December 31, 2019
Intangible assets	$8,272	$9,457
Fixed assets	12,980	17,540
Bad debt allowance	7,601	5,332
NOL and foreign tax credit carryforwards	30,790	23,920
Accrued liabilities	11,661	9,106
Excess business interest expense	12,282	9,489
Equity-based compensation	3,484	2,678
Tower sale deferred gain	—	13,758
Tower sale financing obligation	1,155	4,198
Operating lease liability	40,444	—
Other	4,206	7,786

Subtotal	$132,875	$103,264
Less: valuation allowance	(49,706)	(25,348)

Total net deferred tax assets	$83,169	$77,916

Contract asset	$(5,631)	$(4,914)
Right-of-use asset	(39,964)	—
Withholding taxes on unrepatriated foreign earnings	(7,967)	(9,523)

Total deferred tax liabilities	$(53,562)	$(14,437)

Net deferred tax asset	$29,607	$63,479

Classified on the balance sheet as:
Deferred tax asset	$37,573	$73,216
Deferred tax liability	$(7,966)	$(9,737)

	$29,607	$63,479

Open Tax Years by Jurisdiction	As of December 31, 2020, the following are the open tax years by jurisdiction:

New Zealand	2015-2020
Bolivia	2014-2020
United States	2017-2020
Canada	2016-2020